TRADE AND OTHER PAYABLES	6 Months Ended
Sep. 30, 2021
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

7.   TRADE AND OTHER PAYABLES

	As at	As at
	September 30, 2021	March 31, 2021
Commodity suppliers' accruals and payables (a)	$813,209	$712,144
Green provisions and repurchase obligations	59,165	77,882
Sales tax payable	29,649	27,684
Non-commodity trade accruals and accounts payable (b)	72,283	80,573
Current portion of payable to former joint venture partner (c)	15,933	11,467
Accrued gas payable	–	544
Other payables	34,144	11,301
	$1,024,383	$921,595
(a)	Includes $523.3 million (March 31, 2021 – $514.7 million) that is subject to compromise depending on the outcome of the CCAA Proceedings.
(b)	Includes $11.9 million (March 31, 2021 – $12.9 million) that is subject to compromise depending on the outcome of the CCAA Proceedings.
(c)	The amount due to the former joint venture partner is subject to compromise depending on the outcome of the CCAA Proceedings.